Fair Value (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2024 and 2025:

At March 31, 2024 (As Adjusted)	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥18,626,261	¥13,463,967	¥2,041,954	¥34,132,182
Debt securities
Japanese national government and Japanese government agency bonds	6,278,228	395,745	—	6,673,973
Japanese prefectural and municipal bonds	—	91,683	—	91,683
Foreign government and official institution bonds	10,170,757	668,715	101	10,839,573
Corporate bonds	8,937	2,723,957	—	2,732,894
Residential mortgage-backed securities	—	5,422,286	—	5,422,286
Asset-backed securities	—	1,374,191	1,352,755	2,726,946
Other debt securities	—	2,599	536,846	539,445
Commercial paper	—	1,609,441	—	1,609,441
Equity securities(2)	2,168,339	1,175,350	152,252	3,495,941
Trading derivative assets	90,334	15,099,648	151,242	15,341,224
Interest rate contracts	14,143	9,381,056	110,013	9,505,212
Foreign exchange contracts	10,473	5,623,544	12,647	5,646,664
Equity contracts	65,718	48,606	8,647	122,971
Commodity contracts	—	391	18,282	18,673
Credit derivatives	—	46,047	1,148	47,195
Other(8)	—	4	505	509
Trading loans(3)	—	31,542	—	31,542
Investment securities:
Available-for-sale debt securities	23,569,981	7,648,181	204,805	31,422,967
Japanese national government and Japanese government agency bonds	21,336,860	1,830,540	—	23,167,400
Japanese prefectural and municipal bonds	—	1,045,991	—	1,045,991
Foreign government and official institution bonds	2,233,121	1,069,430	—	3,302,551
Corporate bonds	—	1,021,296	5,172	1,026,468
Residential mortgage-backed securities	—	1,229,510	15	1,229,525
Asset-backed securities	—	1,114,195	132,951	1,247,146
Other debt securities	—	337,219	66,667	403,886
Equity securities	5,400,634	70,172	87,814	5,558,620
Marketable equity securities	5,400,634	70,172	—	5,470,806
Nonmarketable equity securities(4)	—	—	87,814	87,814
Other(5)	1,175,125	1,226,942	79,154	2,481,221
Total	¥48,862,335	¥37,540,452	¥2,564,969	¥88,967,756

At March 31, 2024 (As Adjusted)	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥103,705	¥4,508	¥—	¥108,213
Trading derivative liabilities	117,567	16,261,406	92,336	16,471,309
Interest rate contracts	30,997	10,594,827	70,527	10,696,351
Foreign exchange contracts	954	5,532,241	2,449	5,535,644
Equity contracts	85,616	72,337	389	158,342
Commodity contracts	—	—	18,327	18,327
Credit derivatives	—	61,999	488	62,487
Other(8)	—	2	156	158
Obligation to return securities received as collateral(6)	6,955,707	195,622	71,399	7,222,728
Other(7)	—	189,649	6,486	196,135
Total	¥7,176,979	¥16,651,185	¥170,221	¥23,998,385

At March 31, 2025	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥20,407,859	¥15,222,947	¥2,746,696	¥38,377,502
Debt securities
Japanese national government and Japanese government agency bonds	6,140,726	754,529	—	6,895,255
Japanese prefectural and municipal bonds	—	288,472	—	288,472
Foreign government and official institution bonds	11,602,182	774,775	—	12,376,957
Corporate bonds	4,755	2,717,719	175,464	2,897,938
Residential mortgage-backed securities	—	7,313,220	—	7,313,220
Asset-backed securities	—	1,279,679	1,816,507	3,096,186
Other debt securities	—	61,578	612,102	673,680
Commercial paper	—	1,224,538	—	1,224,538
Equity securities(2)	2,660,196	808,437	142,623	3,611,256
Trading derivative assets	58,729	20,597,301	77,897	20,733,927
Interest rate contracts	12,565	14,860,818	22,298	14,895,681
Foreign exchange contracts	1,416	5,592,040	27,345	5,620,801
Equity contracts	44,748	94,288	6,961	145,997
Commodity contracts	—	293	19,892	20,185
Credit derivatives	—	49,861	757	50,618
Other(8)	—	1	644	645
Trading loans(3)	—	28,447	—	28,447
Investment securities:
Available-for-sale debt securities	23,867,794	6,347,624	197,750	30,413,168
Japanese national government and Japanese government agency bonds	21,152,903	930,954	—	22,083,857
Japanese prefectural and municipal bonds	—	309,998	—	309,998
Foreign government and official institution bonds	2,714,891	1,363,578	—	4,078,469
Corporate bonds	—	898,304	5,579	903,883
Residential mortgage-backed securities	—	1,122,236	15	1,122,251
Asset-backed securities	—	1,269,867	142,284	1,412,151
Other debt securities	—	452,687	49,872	502,559
Equity securities	3,779,986	52,002	100,762	3,932,750
Marketable equity securities(9)	3,779,986	52,002	—	3,831,988
Nonmarketable equity securities(4)	—	—	100,762	100,762
Other(5)	973,130	1,757,936	8,100	2,739,166
Total	¥49,087,498	¥44,006,257	¥3,131,205	¥96,224,960

At March 31, 2025	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥389,643	¥2,462	¥—	¥392,105
Trading derivative liabilities	48,534	20,995,246	67,027	21,110,807
Interest rate contracts	28,532	15,998,172	44,232	16,070,936
Foreign exchange contracts	2,197	4,900,685	2,026	4,904,908
Equity contracts	17,805	43,467	358	61,630
Commodity contracts	—	1	19,926	19,927
Credit derivatives	—	52,921	430	53,351
Other(8)	—	—	55	55
Obligation to return securities received as collateral(6)	5,754,639	292,116	—	6,046,755
Other(7)	—	267,202	(49,328)	217,874
Total	¥6,192,816	¥21,557,026	¥17,699	¥27,767,541

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity and other funds, whose fair values were ¥264,458 million and ¥277,252 million at March 31, 2024 and 2025, respectively. The amounts of unfunded commitments related to these private equity and other funds were ¥134,429 million and ¥276,433 million at March 31, 2024 and 2025, respectively.
(3)Includes loans measured under the fair value option.
(4)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds, whose fair values at March 31, 2024 were ¥37,207 million and ¥53,324 million, respectively, and those at March 31, 2025 were ¥40,477 million and ¥56,334 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2024 were ¥869 million and ¥250 million, respectively, and those at March 31, 2025 were nil and ¥13,650 million, respectively.
(5)Includes securities received as collateral that may be sold or repledged under securities lending transactions.
(6)Included in Other liabilities.
(7)Mainly includes other short-term borrowings, long-term debt, and bifurcated embedded derivatives carried at fair value.
(8)Includes certain derivatives such as earthquake derivatives.
(9)Includes equity securities subject to contractual sale restrictions, with a total fair value of ¥43,654 million at March 31, 2025. The contractual restriction of these securities a lock-up agreement, a market standoff agreement, or the result of a provision within a separate agreement between certain shareholders, and the range of remaining duration of these restrictions are 0.0-3.0 years. The market standoff agreements expire when the share price changes to a certain extent, and other agreements do not have specific clauses for a lapse in the restriction. See Note 1 for further information.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs	Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

Fiscal year ended March 31, 2024 (As Adjusted):	March 31, 2023	Total gains (losses) for the period											March 31, 2024	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2024
		Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,182,319	¥213,607	(2)	¥—	¥728,692	¥—	¥(16,552)	¥(66,257)	¥145		¥—		¥2,041,954	¥206,853	(2)
Debt securities
Foreign government and official institution bonds	1,168	123		—	7	—	(7)	(1,190)	—		—		101	—
Asset-backed securities	668,911	143,982		—	552,320	—	—	(12,458)	—		—		1,352,755	143,014
Other debt securities	334,124	61,722		—	141,000	—	—	—	—		—		536,846	61,722
Equity securities	178,116	7,780		—	35,365	—	(16,545)	(52,609)	145		—		152,252	2,117
Trading derivatives—net	81,096	1,979	(2)	1,383	423	(355)	—	(16,407)	49,297		(58,510)		58,906	1,549	(2)
Interest rate contracts—net	48,629	(9,448)		(1,240)	—	—	—	4,784	49,324	(5)	(52,563)	(5)	39,486	(8,541)
Foreign exchange contracts—net	11,345	2,429		922	—	—	—	(582)	98		(4,014)		10,198	3,309
Equity contracts—net	16,928	10,324		1,694	4	—	—	(20,415)	(125)		(152)		8,258	8,070
Commodity contracts—net	91	(128)		7	—	—	—	(15)	—		—		(45)	(128)
Credit derivatives—net	3,739	(1,119)		—	—	—	—	(179)	—		(1,781)		660	(1,087)
Other—net(8)	364	(79)		—	419	(355)	—	—	—		—		349	(74)
Investment securities:
Available-for-sale debt securities	253,964	1,433	(3)	21,037	208,845	—	—	(278,573)	26		(1,927)		204,805	12,939	(3)
Corporate bonds	2,000	(83)		275	2,978	—	—	(4)	26		(20)		5,172	194
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	182,938	1,597		14,325	205,611	—	—	(271,520)	—		—		132,951	6,360
Other debt securities	69,011	(81)		6,437	256	—	—	(7,049)	—		(1,907)		66,667	6,385
Equity securities	74,287	3,519	(3)	383	10,661	—	(2,200)	—	2,015		(851)		87,814	2,360	(3)
Nonmarketable equity securities	74,287	3,519		383	10,661	—	(2,200)	—	2,015		(851)		87,814	2,360
Other	75,750	(197)	(7)	141	5,585	—	—	(2,125)	—		—		79,154	(197)	(7)
Total	¥1,667,416	¥220,341		¥22,944	¥954,206	¥(355)	¥(18,752)	¥(363,362)	¥51,483		¥(61,288)		¥2,472,633	¥223,504
Liabilities
Obligation to return securities received as collateral	¥68,204	¥—		¥—	¥—	¥5,053	¥—	¥(1,858)	¥—		¥—		¥71,399	¥—
Other	57,121	(58,355)	(4)	(8,293)	—	17,699	—	(111,353)	(705)		(22,924)	(6)	6,486	(17,683)	(4)
Total	¥125,325	¥(58,355)		¥(8,293)	¥—	¥22,752	¥—	¥(113,211)	¥(705)		¥(22,924)		¥77,885	¥(17,683)

Fiscal year ended March 31, 2025:	March 31, 2024	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2025	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2025
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥2,041,954	¥(5,968)	(2)	¥(9,121)	¥1,065,651	¥—	¥(27,371)	¥(397,123)	¥78,674		¥—		¥2,746,696	¥(22,232)	(2)
Debt securities
Foreign government and official institution bonds	101	(1)		—	—	—	—	(100)	—		—		—	—
Corporate bonds	—	(812)		—	99,190	—	(1,374)	—	78,460	(5)	—		175,464	(773)
Asset-backed securities	1,352,755	(10,400)		(9,121)	853,526	—	(23,091)	(347,162)	—		—		1,816,507	(19,985)
Other debt securities	536,846	(1,034)		—	76,290	—	—	—	—		—		612,102	(1,034)
Equity securities	152,252	6,279		—	36,645	—	(2,906)	(49,861)	214		—		142,623	(440)
Trading derivatives—net	58,906	(5,605)	(2)	1,807	669	(312)	—	(23,328)	10,690		(31,957)		10,870	9,395	(2)
Interest rate contracts—net	39,486	(18,435)		(706)	—	—	—	(6,230)	(3,954)		(32,095)	(5)	(21,934)	(9,311)
Foreign exchange contracts—net	10,198	(244)		1,890	—	—	—	(1,505)	14,644	(5)	336		25,319	6,113
Equity contracts—net	8,258	13,373		627	—	—	—	(15,457)	—		(198)		6,603	12,892
Commodity contracts—net	(45)	30		(4)	—	—	—	(15)	—		—		(34)	32
Credit derivatives—net	660	(212)		—	—	—	—	(121)	—		—		327	(211)
Other—net(8)	349	(117)		—	669	(312)	—	—	—		—		589	(120)
Investment securities:
Available-for-sale debt securities	204,805	(12,852)	(3)	12,998	2,533	—	—	(9,872)	1,631		(1,493)		197,750	199	(3)
Corporate bonds	5,172	83		(67)	2,493	—	—	(2,240)	1,631		(1,493)		5,579	34
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	132,951	—		9,333	—	—	—	—	—		—		142,284	9,333
Other debt securities	66,667	(12,935)		3,732	40	—	—	(7,632)	—		—		49,872	(9,168)
Equity securities	87,814	4,842	(3)	447	14,898	—	(6,696)	—	1,608		(2,151)		100,762	1,944	(3)
Nonmarketable equity securities	87,814	4,842		447	14,898	—	(6,696)	—	1,608		(2,151)		100,762	1,944
Other	79,154	(246)	(7)	129	1,120	—	—	(72,057)	—		—		8,100	(117)	(7)
Total	¥2,472,633	¥(19,829)		¥6,260	¥1,084,871	¥(312)	¥(34,067)	¥(502,380)	¥92,603		¥(35,601)		¥3,064,178	¥(10,811)
Liabilities
Obligation to return securities received as collateral	¥71,399	¥—		¥—	¥—	¥—	¥—	¥(71,399)	¥—		¥—		¥—	¥—
Other	6,486	20,351	(4)	(2,062)	—	—	—	(30,998)	—		(6,527)	(6)	(49,328)	27,174	(4)
Total	¥77,885	¥20,351		¥(2,062)	¥—	¥—	¥—	¥(102,397)	¥—		¥(6,527)		¥(49,328)	¥27,174

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income, net of tax.
(4)Included in Trading account profits (losses)—net, Other non-interest income and Other comprehensive income, net of tax.
(5)Transfers into (out of) Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable inputs include loss given default. Transfers into Level 3 for Corporate bonds were mainly caused by the increased impact of the Liquidity Premium on Fair Value. Transfers into Level 3 for Foreign exchange contracts—net were mainly caused by changes in the impact of unobservable inputs to the fair value measurement.
(6)Transfers out of Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)Included in Other non-interest income.
(8)Includes certain derivatives such as earthquake derivatives.

Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities :
Asset-backed securities	¥1,248,241	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	1.4%~1.6%	1.4%
			Prepayment rate	17.7%	17.7%
			Probability of default	0.0%~93.0%	—	(3)
			Recovery rate	55.0%	55.0%
Other debt securities	587,272	Discounted cash flow	Liquidity premium	0.9%~3.2%	2.8%

At March 31, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	41,687	Option model	Correlation between interest rates	30.0%~60.7%	44.6%
			Correlation between interest rate and foreign exchange rate	(2.0)%~60.0%	35.0%
			Volatility	61.2%~80.6%	75.6%
Foreign exchange contracts—net	9,800	Option model	Correlation between interest rates	30.0%~70.0%	48.2%
			Correlation between interest rate and foreign exchange rate	17.6%~60.0%	36.3%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	9.9%~21.3%	14.1%
Equity contracts—net	4,414	Option model	Correlation between foreign exchange rate and equity	0.0%~30.0%	20.0%
			Correlation between equities	5.0%~76.0%	57.5%
			Volatility	25.0%~37.0%	33.9%

At March 31, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Corporate bonds	¥175,464	Discounted cash flow	Liquidity premium	0.0%~0.2%	0.1%
Asset-backed securities	1,684,080	Internal model(4)	Asset correlations	2.0%	2.0%
			Discount factor	1.2%~1.3%	1.3%
			Prepayment rate	28.0%	28.0%
			Probability of default	0.0%~99.0%	—	(3)
			Recovery rate	60.4%	60.4%
Other debt securities	659,534	Discounted cash flow	Liquidity premium	1.6%~3.2%	2.4%

At March 31, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(21,934)	Option model	Correlation between interest rates	30.0%~60.4%	44.0%
			Correlation between interest rate and foreign exchange rate	5.7%~60.0%	34.3%
			Recovery rate	80.0%～90.0%	85.0%
			Volatility	65.3%~134.6%	73.5%
Foreign exchange contracts—net	25,319	Option model	Correlation between interest rates	30.0%~70.0%	45.6%
			Correlation between interest rate and foreign exchange rate	19.2%~60.0%	36.7%
			Correlation between foreign exchange rates	50.0%~66.4%	58.2%
			Recovery rate	80.0%～90.0%	85.0%
			Volatility	10.7%~20.9%	14.3%
Equity contracts—net	3,524	Option model	Correlation between foreign exchange rate and equity	6.0%~50.0%	10.0%
			Correlation between equities	5.7%~95.0%	58.9%
			Volatility	20.0%~35.5%	27.5%

Notes:
(1)The fair value as of March 31, 2024 and 2025 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Changes in and range of unobservable inputs.”
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level	The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2024 and 2025:

	2024 (As Adjusted)				2025
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥9,460	¥45,175	¥54,635	¥—	¥14,041	¥49,830	¥63,871
Loans	2,271	5,181	630,005	637,457	2,466	5,254	269,853	277,573
Loans held for sale	—	—	472,711	472,711	—	—	134,371	134,371
Collateral dependent loans	2,271	5,181	157,294	164,746	2,466	5,254	135,482	143,202
Premises and equipment	—	—	11,193	11,193	—	—	9,557	9,557
Intangible assets	—	—	5,174	5,174	—	—	5,449	5,449
Goodwill	—	—	—	—	—	—	161,758	161,758
Other assets	—	32,481	18,567	51,048	—	34,389	19,049	53,438
Investments in equity method investees(1)	—	27,801	1,702	29,503	—	27,745	2,057	29,802
Other	—	4,680	16,865	21,545	—	6,644	16,992	23,636
Total	¥2,271	¥47,122	¥710,114	¥759,507	¥2,466	¥53,684	¥515,496	¥571,646

Notes:
(1)Excludes certain investments valued at net asset value of ¥18,037 million and ¥39,541 million at March 31, 2024 and 2025, respectively. The unfunded commitments related to these investments are ¥24,208 million and ¥34,847 million at March 31, 2024 and 2025, respectively. These investments are in private equity funds.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis
The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2024 and 2025:

	2024 (As Adjusted)	2025
	(in millions)
Investment securities	¥12,628	¥29,409
Loans	69,516	23,210
Loans held for sale	55,064	6,903
Collateral dependent loans	14,452	16,307
Premises and equipment	3,143	14,490
Intangible assets	14,929	13,057
Goodwill	—	150,089
Other assets	41,674	27,351
Investments in equity method investees	19,978	8,177
Other	21,696	19,174
Total	¥141,890	¥257,606

Gains (Losses) Related to Instruments for which Fair Value Option was Elected
The following table presents the gains or losses recorded for the fiscal years ended March 31, 2023, 2024 and 2025 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2023			2024			2025
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(1,180,311)	¥1,369,071	¥188,760	¥(173,290)	¥2,176,389	¥2,003,099	¥1,636	¥38,401	¥40,037
Total	¥(1,180,311)	¥1,369,071	¥188,760	¥(173,290)	¥2,176,389	¥2,003,099	¥1,636	¥38,401	¥40,037
Financial liabilities:
Other short-term borrowings(1)	¥(3,626)	¥—	¥(3,626)	¥3,690	¥—	¥3,690	¥3,832	¥—	¥3,832
Long-term debt(1)	40,944	—	40,944	(20,426)	—	(20,426)	10,120	—	10,120
Total	¥37,318	¥—	¥37,318	¥(16,736)	¥—	¥(16,736)	¥13,952	¥—	¥13,952

Note:
(1)Changes in the value attributable to the instrument-specific credit risk related to those financial liabilities were not material.
Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2024 and 2025 for long-term debt instruments for which the fair value option has been elected:

	2024			2025
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥246,153	¥234,909	¥(11,244)	¥156,302	¥153,742	¥(2,560)
Total	¥246,153	¥234,909	¥(11,244)	¥156,302	¥153,742	¥(2,560)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on a Recurring Basis on Consolidated Balance Sheets by Level
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2024 and 2025:

	Carrying amount	Estimated fair value
At March 31, 2024 (As Adjusted)		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,417	¥4,417	¥4,417	¥—	¥—
Interest-earning deposits in other banks	105,702	105,702	—	105,702	—
Call loans and funds sold	1,738	1,738	—	1,738	—
Receivables under resale agreements	18,824	18,824	—	18,824	—
Receivables under securities borrowing transactions	5,001	5,001	—	5,001	—
Investment securities	24,844	24,558	14,522	7,457	2,579
Loans, net of allowance for credit losses(1)	126,555	126,707	2	295	126,410
Other financial assets(2)	11,761	11,761	—	11,761	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,805	¥38,805	¥—	¥38,805	¥—
Interest-bearing	208,360	208,512	—	208,512	—
Total deposits	247,165	247,317	—	247,317	—
Call money and funds purchased	5,094	5,094	—	5,094	—
Payables under repurchase agreements	35,690	35,690	—	35,690	—
Payables under securities lending transactions	1,017	1,017	—	1,017	—
Due to trust account and other short-term borrowings	15,747	15,747	—	15,747	—
Long-term debt	39,833	39,103	—	39,103	—
Other financial liabilities	9,081	9,081	—	9,081	—

	Carrying amount	Estimated fair value
At March 31, 2025		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,591	¥4,591	¥4,591	¥—	¥—
Interest-earning deposits in other banks	104,707	104,707	—	104,707	—
Call loans and funds sold	1,676	1,676	—	1,676	—
Receivables under resale agreements	18,782	18,782	—	18,782	—
Receivables under securities borrowing transactions	5,701	5,701	—	5,701	—
Investment securities	23,272	22,647	12,932	8,244	1,471
Loans, net of allowance for credit losses(1)	130,187	129,772	2	70	129,700
Other financial assets(2)	9,783	9,783	—	9,783	—
Financial liabilities:
Deposits
Non-interest-bearing	¥36,820	¥36,820	¥—	¥36,820	¥—
Interest-bearing	212,633	212,643	—	212,643	—
Total deposits	249,453	249,463	—	249,463	—
Call money and funds purchased	5,017	5,017	—	5,017	—
Payables under repurchase agreements	43,664	43,664	—	43,664	—
Payables under securities lending transactions	718	718	—	718	—
Due to trust account and other short-term borrowings	28,229	28,229	—	28,229	—
Long-term debt	20,928	20,199	—	20,199	—
Other financial liabilities	9,038	9,038	—	9,038	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥4,116 billion and ¥4,564 billion at March 31, 2024 and 2025, respectively.